Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Feb. 28, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2017
Significant Accounting Policies [Line Items]
Ore on leach pads, amount	$ 26,122,000		$ 26,122,000		$ 22,062,000	$ 0	$ 0
Cash equivalents	0		0		0	0
Mineral properties	$ 0		$ 0		$ 0	$ 0
Warrants term	7 years		7 years		7 years	7 years
Warrants issued to previous equity stockholders represented as a percentage of outstanding new common shares			17.50%		17.50%
Amount sold			$ 11,124,000	$ 0	$ 13,709,000	$ 180,000
Credit period provided by the company			7 days		7 days
Reorganization items, net			$ 0	292,000	$ 905,000	399,000
1.25 Lien Notes
Significant Accounting Policies [Line Items]
Proceeds from issuance of notes	$ 97,000,000	$ 18,000,000	$ 33,400,000		$ 77,200,000
Phantom shares
Significant Accounting Policies [Line Items]
Number of shares of common stock considered for cash payment of grants issued			1		1
Compensation expense			$ 300,000	500,000	$ 500,000	500,000
Gold
Significant Accounting Policies [Line Items]
Amount sold			10,328,000	0	12,803,000	178,000
Silver
Significant Accounting Policies [Line Items]
Amount sold			$ 796,000	$ 0	$ 906,000	$ 2,000
Operating revenues | Gold | Product concentration
Significant Accounting Policies [Line Items]
Concentration percentage			93.00%		93.00%	99.00%